UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04995

                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223



                    Date of fiscal year end: March 31, 2009

                    Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit U.S. Government Securities Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (58.2%) (2)
    FEDERAL HOME LOAN MORTGAGE CORPORATION (14.5%):
         Par ($)   Coupon  Maturity                    Fair Value ($)(1)
         -------   ------  --------                    -----------------
         31,494    5.50%   8/1/2017                           32,688
        113,147    5.98%   2/1/2034                          114,375
        199,957    6.38%   12/1/2026                         212,551
         72,225    6.38%   8/1/2027                           77,278
         91,221    6.38%   12/1/2027                          97,603
        520,403    6.50%   8/1/2029                          553,589
        155,301    7.00%   2/1/2016                          162,661
        245,480    7.00%   1/1/2033                          265,805
        241,481    7.38%   12/17/2024                        262,361
        899,882    7.50%   9/1/2026                          970,492
        120,649    7.50%   7/1/2027                          131,621
      1,179,218    7.50%   7/1/2027                        1,283,030
        202,192    7.50%   7/1/2030                          219,346
        411,999    7.50%   1/1/2031                          440,163
        727,135    7.50%   7/1/2031                          782,213
      5,384,390    7.50%   10/1/2031                       5,897,235
      3,827,255    7.50%   10/1/2031                       4,117,158
      4,491,986    7.50%   4/1/2032                        4,832,241
        316,898    7.50%   5/1/2032                          342,740
        663,844    7.50%   5/1/2032                          717,978
        367,353    7.50%   5/1/2032                          396,940
        427,877    7.50%   5/1/2032                          462,338
      3,626,703    7.50%   7/1/2032                        3,928,747
      1,494,882    7.50%   12/1/2032                       1,608,115
      1,816,197    7.50%   1/1/2033                        1,967,695
     13,449,141    7.50%   7/1/2034                       14,571,001
      1,981,474    7.50%   12/1/2034                       2,174,667
        391,829    7.50%   6/1/2035                          427,300
         60,923    7.95%   10/1/2025                          66,885
         68,558    7.95%   10/1/2025                          75,795
         46,994    7.95%   11/1/2025                          51,954
         17,659    8.00%   5/1/2017                           19,012
         19,236    8.00%   12/1/2026                          21,027
         40,779    8.25%   12/1/2017                          43,773
        304,922    8.50%   5/1/2016                          346,980
          3,337    8.50%   1/1/2017                            3,604
         23,241    8.50%   3/1/2017                           25,100
         64,107    8.50%   4/1/2017                           69,147
         65,830    8.50%   5/1/2017                           71,096
         20,037    8.50%   5/1/2017                           21,640
         48,871    8.50%   10/1/2019                          53,943
         35,581    8.50%   7/1/2021                           39,274
        991,265    8.50%   6/20/2027                       1,075,913
        269,506    8.50%   12/1/2029                         290,104
        185,882    8.50%   2/1/2031                          200,089
        561,495    8.50%   3/1/2031                          615,985
          1,465    8.75%   1/1/2017                            1,557
         70,106    9.00%   11/1/2015                          81,497
          6,518    9.00%   5/1/2016                            7,577
         29,283    9.00%   10/1/2016                          31,492
         11,917    9.00%   1/1/2017                           12,860
         15,343    9.00%   6/1/2017                           16,533
         10,662    9.00%   7/1/2021                           11,871
         10,943    9.00%   10/1/2021                          11,670
        169,544    9.00%   11/1/2025                         188,171
      1,016,812    9.00%   3/20/2027                       1,092,265
      1,534,006    9.00%   4/1/2031                        1,683,067
      1,916,174    9.00%   5/1/2031                        2,133,534
         19,299    9.25%   6/1/2016                           21,390
          6,089    9.25%   3/1/2017                            6,749
         88,206    9.25%   2/1/2018                           93,819
            123    9.25%   1/1/2019                              124

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
         44,722    9.25%   3/1/2019                           48,288
         36,033    9.25%   3/1/2019                           36,657
          2,183    9.50%   2/1/2010                            2,217
          2,157    9.50%   5/1/2010                            2,213
            579    9.50%   6/1/2010                              592
          9,037    9.50%   6/1/2016                           10,073
          3,840    9.50%   7/1/2016                            4,280
         20,186    9.50%   10/1/2016                          22,500
         40,286    9.50%   4/1/2018                           44,676
        172,798    9.50%   6/17/2019                         187,791
        745,910    9.50%   12/17/2021                        811,310
         38,852    9.75%   12/1/2016                          41,917
        116,314    9.75%   12/1/2017                         127,737
            522    10.00%  11/1/2011                             531
        129,338    10.00%  9/1/2020                          144,845
      1,218,462    10.00%  3/1/2021                        1,367,803
        640,534    10.00%  3/15/2025                         693,108
        994,970    10.00%  7/1/2030                        1,122,767
         24,772    10.25%  2/1/2017                           25,222
            625    10.29%  9/1/2016                              655
         20,903    10.50%  10/1/2013                          23,260
          4,423    10.50%  5/1/2014                            4,506
        186,190    10.50%  6/1/2019                          208,135
             73    11.00%  12/1/2011                              79
         10,940    11.00%  6/1/2015                           11,989
            796    11.00%  2/1/2016                              870
        921,172    11.00%  9/17/2016                       1,016,267
        392,693    11.00%  8/15/2020                         433,235
             71    11.25%  10/1/2009                              73
          4,306    11.25%  8/1/2011                            4,954
         13,594    13.00%  5/1/2017                           16,276
                                                   ------------------
                                                          61,950,254
                                                   ------------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (29.9%):
         Par ($)   Coupon  Maturity                    Fair Value ($)(1)
         -------   ------  --------                    -----------------
         65,956    3.66%   8/1/2033                           66,810
        123,035    3.70%   8/1/2033                          124,557
         73,865    5.76%   3/1/2033                           77,241
        603,285    6.15%   8/1/2036                          627,189
        654,914    6.20%   11/1/2027                         702,943
         15,513    6.24%   3/1/2019                           16,347
         82,428    6.49%   2/1/2032                           88,527
         69,017    6.49%   4/1/2032                           74,124
         41,374    6.91%   11/1/2026                          45,556
        169,867    6.91%   8/1/2027                          187,040
        288,556    6.95%   8/1/2021                          298,416
         10,853    7.00%   2/1/2017                           11,925
        566,217    7.00%   6/1/2017                          611,442
        681,314    7.00%   9/1/2021                          722,710
      1,660,230    7.00%   6/1/2022                        1,819,567
        390,927    7.00%   6/1/2022                          414,462
        108,578    7.00%   8/1/2027                          119,165
      1,083,127    7.00%   11/1/2029                       1,189,228
        281,037    7.00%   1/1/2031                          308,566
        258,354    7.00%   2/1/2032                          280,675
        978,107    7.00%   3/1/2032                        1,077,168
      1,009,220    7.00%   4/1/2032                        1,104,678
        756,022    7.00%   5/1/2032                          827,531
        268,646    7.00%   6/1/2032                          295,845
      1,924,515    7.00%   6/1/2032                        2,090,785
         75,369    7.00%   11/1/2032                          81,998
        751,042    7.00%   7/1/2033                          822,990
        957,803    7.00%   12/1/2033                       1,061,775
        345,772    7.00%   4/1/2034                          375,646
        930,204    7.00%   1/1/2035                        1,015,133

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
        727,810    7.00%   3/1/2036                          799,095
        693,779    7.00%   9/1/2037                          759,401
        734,218    7.45%   6/1/2016                          790,542
        322,252    7.50%   11/1/2012                         340,970
        451,333    7.50%   6/1/2022                          491,838
        504,943    7.50%   8/1/2022                          551,935
      1,107,951    7.50%   10/1/2022                       1,202,960
        836,145    7.50%   12/1/2022                         887,218
      1,656,183    7.50%   3/1/2023                        1,757,343
        585,313    7.50%   9/1/2023                          635,505
        431,565    7.50%   12/1/2023                         470,799
      1,421,825    7.50%   2/1/2024                        1,549,723
      1,509,557    7.50%   5/1/2024                        1,645,347
        411,842    7.50%   5/1/2026                          443,708
         25,346    7.50%   9/1/2027                           27,327
        475,890    7.50%   9/1/2027                          518,967
      1,098,214    7.50%   10/1/2028                       1,198,028
        116,447    7.50%   7/1/2029                          126,432
      1,827,412    7.50%   9/1/2029                        1,993,500
      1,934,572    7.50%   10/1/2029                       2,109,865
         39,536    7.50%   11/1/2029                          43,082
        288,725    7.50%   11/1/2029                         314,541
         79,824    7.50%   2/1/2030                           86,669
        124,758    7.50%   8/1/2030                          135,946
        844,690    7.50%   12/1/2030                         921,634
        475,638    7.50%   1/1/2031                          518,166
         60,622    7.50%   6/1/2031                           65,801
        260,123    7.50%   8/1/2031                          282,429
      2,640,217    7.50%   10/1/2031                       2,880,721
      2,982,908    7.50%   11/1/2031                       3,256,567
        106,288    7.50%   3/1/2032                          115,637
      1,025,946    7.50%   4/1/2032                        1,113,389
      1,089,942    7.50%   4/1/2032                        1,183,406
        453,622    7.50%   6/1/2032                          493,305
        294,441    7.50%   6/1/2032                          321,202
      1,446,889    7.50%   7/1/2032                        1,570,962
         76,315    7.50%   8/1/2032                           82,734
        418,248    7.50%   9/1/2032                          455,758
         67,322    7.50%   9/1/2032                           72,976
      1,346,582    7.50%   12/1/2032                       1,466,983
      1,494,280    7.50%   1/1/2033                        1,622,418
      1,559,859    7.50%   4/1/2033                        1,693,620
      1,960,943    7.50%   12/1/2033                       2,129,097
        655,127    7.50%   1/1/2034                          714,669
        273,883    7.50%   9/1/2034                          296,219
        165,604    7.50%   12/1/2034                         179,805
      1,771,843    7.50%   7/1/2035                        1,925,283
      3,541,211    7.50%   9/1/2035                        3,931,988
      1,395,842    7.50%   11/1/2035                       1,516,721
      3,609,620    7.50%   1/1/2036                        3,919,152
        795,965    7.50%   9/1/2036                          864,286
     10,352,747    7.50%   10/1/2037                      11,241,364
      1,864,711    7.50%   10/1/2037                       2,024,628
        215,713    7.62%   12/1/2016                         230,813
        485,908    7.95%   9/15/2020                         531,864
         76,836    8.00%   4/1/2016                           81,540
      2,575,202    8.00%   4/1/2028                        2,811,236
      1,495,547    8.00%   6/1/2031                        1,638,961
        622,384    8.00%   1/1/2032                          689,239
      3,427,167    8.00%   9/1/2033                        3,794,418
        756,648    8.17%   11/15/2031                        816,653
         39,235    8.25%   4/1/2022                           42,383
        385,366    8.33%   7/15/2020                         424,011
        215,051    8.38%   7/20/2028                         232,264
      1,785,576    8.45%   5/31/2035                       1,922,173

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
        234,474    8.50%   9/1/2012                          254,620
        190,676    8.50%   9/1/2013                          199,664
        304,644    8.50%   2/1/2016                          342,438
         16,675    8.50%   9/1/2017                           17,771
         80,775    8.50%   8/1/2018                           87,591
         22,800    8.50%   7/1/2022                           24,857
         71,220    8.50%   7/1/2026                           77,374
        735,611    8.50%   11/1/2026                         804,432
        444,830    8.50%   10/1/2028                         487,218
        261,048    8.50%   11/1/2028                         285,113
        532,694    8.50%   12/1/2028                         582,531
        639,079    8.50%   4/1/2029                          696,652
      2,047,014    8.50%   10/1/2029                       2,231,422
      1,175,262    8.50%   10/1/2029                       1,278,916
        973,320    8.50%   10/1/2029                       1,057,423
         99,346    8.50%   6/1/2030                          108,797
        578,763    8.50%   7/1/2030                          630,901
         62,035    8.50%   11/1/2030                          67,528
         10,441    8.50%   1/1/2031                           11,366
      1,879,686    8.50%   4/1/2032                        2,045,468
         74,256    8.50%   5/1/2032                           80,767
        180,234    8.52%   9/15/2030                         197,278
        348,177    8.71%   7/20/2030                         375,898
         74,519    8.87%   12/15/2025                         82,219
          5,781    9.00%   3/1/2011                            5,897
         10,569    9.00%   9/1/2017                           11,477
         32,921    9.00%   2/1/2018                           35,751
         13,463    9.00%   10/1/2019                          14,551
         28,262    9.00%   12/15/2019                         30,524
        105,056    9.00%   6/15/2025                         117,138
        595,333    9.00%   6/1/2030                          649,109
        568,288    9.00%   7/1/2030                          623,320
        439,513    9.00%   10/1/2030                         482,119
        527,815    9.00%   2/1/2031                          575,997
         28,546    9.00%   7/1/2031                           31,731
        288,147    9.00%   10/1/2031                         314,450
      4,511,694    9.00%   3/1/2032                        4,947,352
        450,475    9.00%   8/1/2037                          489,543
      1,039,952    9.00%   1/1/2038                        1,130,180
      1,001,885    9.00%   2/1/2038                        1,088,774
         43,513    9.25%   10/1/2016                          47,514
         93,772    9.25%   2/1/2017                          102,249
        162,021    9.34%   8/20/2027                         181,659
          1,155    9.50%   12/1/2009                           1,174
         19,474    9.50%   11/1/2018                          21,458
         41,775    9.50%   5/1/2019                           46,092
         42,397    9.50%   10/1/2019                          46,432
        481,694    9.50%   3/1/2020                          531,067
        604,435    9.50%   7/1/2020                          684,304
         70,808    9.50%   9/1/2020                           77,563
         63,014    9.50%   10/15/2020                         68,772
         19,283    9.50%   12/15/2020                         21,046
         68,624    9.50%   12/15/2020                         74,886
         16,347    9.50%   3/1/2021                           18,026
         23,352    9.50%   4/15/2021                          25,536
        170,862    9.50%   8/1/2024                          187,584
         97,430    9.50%   12/1/2024                         107,139
        116,063    9.50%   5/1/2027                          127,162
      1,206,293    9.50%   5/1/2029                        1,311,076
         86,849    9.50%   1/1/2030                           95,186
        528,343    9.50%   4/1/2030                          580,051
        686,582    9.55%   8/20/2025                         747,458
         55,129    9.75%   1/15/2013                          59,444
        115,224    9.75%   10/1/2021                         125,936
        154,167    9.75%   4/1/2025                          168,500

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
          5,681    10.00%  5/1/2011                            5,788
         56,364    10.00%  7/1/2013                           63,228
        226,779    10.00%  2/1/2015                          249,630
        358,878    10.00%  3/1/2015                          393,148
         20,682    10.00%  11/1/2016                          22,463
         36,456    10.00%  9/1/2019                           40,360
         14,543    10.00%  11/1/2020                          16,270
         11,176    10.00%  1/1/2021                           12,499
         75,583    10.00%  1/1/2024                           84,043
        194,731    10.00%  2/1/2028                          217,557
        763,663    10.00%  6/1/2030                          845,453
        191,346    10.00%  10/1/2030                         214,005
        230,833    10.18%  7/1/2020                          255,246
        206,765    10.19%  7/15/2020                         229,563
        600,061    10.25%  12/1/2009                         622,144
         90,526    10.25%  8/15/2013                          97,612
         20,992    10.50%  5/1/2015                           24,562
        125,552    10.50%  1/1/2016                          139,054
         27,141    10.50%  12/1/2017                          28,177
         35,057    10.50%  4/1/2022                           38,977
        193,531    10.50%  6/1/2028                          221,099
            411    11.00%  4/1/2014                              461
          1,832    11.00%  8/1/2015                            1,884
         15,792    11.00%  4/1/2017                           17,883
        167,845    11.27%  8/15/2020                         188,392
         80,330    11.75%  12/15/2026                         90,264
                                                   ------------------
                                                         127,650,488
                                                   ------------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (13.8%) :
         Par ($)   Coupon  Maturity                    Fair Value ($)(1)
         -------   ------  --------                    -----------------
        327,281    5.50%   9/15/2025                         343,936
        128,909    5.76%   3/20/2033                         133,498
         79,187    5.76%   3/20/2033                          82,005
        105,064    5.76%   3/20/2033                         108,803
        110,966    5.76%   5/20/2033                         114,915
         89,393    5.76%   6/20/2033                          92,574
        103,540    5.76%   6/20/2033                         107,225
         59,025    6.00%   9/15/2018                          62,065
         79,435    6.05%   3/20/2033                          84,041
        103,828    6.25%   5/15/2013                         109,139
        319,881    6.25%   12/15/2023                        339,930
        144,688    6.25%   1/15/2024                         154,631
         92,424    6.38%   12/15/2027                         98,941
        280,228    6.38%   4/15/2028                         300,708
        134,301    6.49%   11/20/2031                        144,499
         45,514    6.49%   12/20/2031                         48,970
        166,132    6.49%   4/20/2032                         178,305
         71,779    6.49%   6/20/2032                          77,039
         85,051    6.49%   12/20/2032                         91,283
      1,617,229    6.50%   3/20/2034                       1,716,144
        634,865    6.50%   7/20/2038                         664,650
         36,542    6.57%   9/20/2032                          39,123
         81,021    6.57%   3/20/2033                          86,280
         61,476    6.75%   9/15/2015                          65,960
        277,737    6.75%   8/15/2028                         300,601
         86,626    6.75%   6/15/2029                          93,877
        331,794    6.91%   7/20/2026                         359,498
        707,978    6.91%   2/20/2027                         767,335
      3,165,746    6.93%   9/15/2039                       3,163,969
         72,309    6.93%   2/20/2025                          78,356
         23,031    7.00%   9/20/2016                          24,623
        364,836    7.00%   5/20/2029                         397,269
        536,948    7.00%   7/15/2029                         586,528
      4,430,494    7.00%   9/15/2031                       4,757,416
        330,688    7.00%   7/15/2034                         355,089

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
        192,902    7.00%   10/15/2034                        208,162
        468,431    7.00%   8/20/2036                         501,390
        725,696    7.00%   9/20/2036                         776,755
        874,499    7.00%   6/20/2038                         922,631
        172,021    7.02%   4/20/2026                         185,044
         15,407    7.05%   2/15/2023                          16,677
         89,337    7.05%   9/20/2026                          96,192
         74,092    7.05%   11/20/2026                         79,777
         58,236    7.05%   1/20/2027                          62,713
         94,235    7.05%   4/20/2027                         101,481
        960,335    7.10%   5/20/2025                       1,035,601
         38,203    7.15%   12/20/2026                         41,265
         71,552    7.15%   3/20/2027                          77,302
        232,335    7.15%   4/20/2027                         251,006
          1,942    7.25%   8/15/2010                           2,010
        124,595    7.25%   5/15/2029                         135,650
        170,957    7.25%   6/15/2029                         185,615
         57,207    7.27%   7/20/2022                          61,818
         58,436    7.38%   1/15/2029                          63,871
         26,882    7.50%   5/15/2016                          29,196
        698,573    7.50%   8/15/2023                         766,897
        483,173    7.50%   11/15/2023                        530,429
      1,309,880    7.50%   12/15/2023                      1,432,493
      1,850,229    7.50%   12/15/2023                      2,021,638
        676,321    7.50%   11/15/2025                        741,192
        216,225    7.50%   5/15/2027                         232,146
        222,944    7.50%   8/15/2027                         239,360
        573,317    7.50%   8/15/2027                         628,702
        404,157    7.50%   11/15/2027                        443,201
      4,678,009    7.50%   12/15/2029                      5,134,996
        238,814    7.50%   2/20/2031                         255,443
        135,716    7.50%   3/20/2031                         145,166
        206,135    7.50%   5/20/2031                         220,488
        525,839    7.50%   4/15/2034                         576,561
        105,260    7.50%   6/15/2036                         112,947
      1,121,977    7.50%   1/20/2038                       1,200,103
      1,116,529    7.50%   3/15/2039                       1,198,742
         66,247    7.55%   10/20/2022                         71,419
         91,036    7.63%   10/15/2029                        101,692
        100,347    7.63%   12/15/2029                        112,093
         48,691    7.65%   10/20/2021                         52,664
         75,730    7.65%   7/20/2022                          81,876
        158,969    7.75%   6/15/2020                         173,899
        168,030    7.75%   7/15/2020                         183,812
         62,494    7.75%   8/15/2020                          68,364
        111,669    7.75%   8/15/2020                         122,157
         61,647    7.75%   11/15/2020                         67,437
      4,122,821    7.75%   6/15/2035                       4,428,810
         39,884    7.90%   1/20/2021                          43,426
         21,081    7.90%   1/20/2021                          22,953
         80,790    7.95%   2/15/2020                          88,858
         39,998    7.95%   5/20/2025                          43,970
        112,105    7.95%   7/20/2025                         123,236
         45,813    7.95%   8/20/2025                          50,362
        153,648    7.95%   9/20/2025                         168,905
         23,463    7.95%   10/20/2025                         25,793
         35,545    7.95%   10/20/2025                         39,075
         30,069    7.95%   10/20/2025                         33,054
         41,233    7.95%   1/20/2026                          45,249
         66,084    7.95%   1/20/2026                          72,522
         83,555    7.95%   4/20/2026                          91,695
         19,731    7.95%   6/20/2026                          21,653
         19,095    7.95%   9/20/2026                          20,955
         33,261    7.95%   9/20/2026                          36,501
         25,209    7.95%   11/20/2026                         27,665

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
         33,713    7.95%   12/20/2026                         36,997
         44,000    7.95%   3/20/2027                          49,362
         30,914    7.99%   2/20/2021                          33,740
         54,068    7.99%   4/20/2021                          59,011
        106,134    7.99%   7/20/2021                         115,835
         21,841    7.99%   9/20/2021                          23,837
         89,381    7.99%   10/20/2021                         97,552
        145,820    7.99%   1/20/2022                         159,204
        201,666    7.99%   6/20/2022                         220,174
          9,489    8.00%   10/15/2012                         10,307
        245,154    8.00%   10/15/2014                        263,755
         44,215    8.00%   5/15/2016                          48,693
        130,405    8.00%   6/15/2016                         143,612
         46,628    8.00%   9/15/2016                          51,350
      1,803,465    8.00%   7/15/2029                       1,993,197
      2,752,000    8.00%   4/15/2031                       2,956,328
      1,417,080    8.00%   6/20/2031                       1,516,641
        226,246    8.10%   5/20/2019                         242,863
         21,325    8.10%   6/20/2019                          22,892
         60,524    8.10%   7/20/2019                          64,969
        117,366    8.10%   9/20/2019                         125,986
         22,776    8.10%   9/20/2019                          24,449
         21,732    8.10%   10/20/2019                         23,328
         25,097    8.10%   1/20/2020                          26,820
         27,101    8.10%   7/20/2020                          28,961
         43,203    8.25%   12/15/2011                         46,241
          7,184    8.25%   1/15/2012                           7,760
         29,224    8.25%   8/15/2015                          31,792
        303,120    8.25%   4/15/2019                         327,858
        101,721    8.25%   2/15/2020                         109,531
          4,809    8.25%   4/15/2027                           5,270
         37,596    8.25%   6/15/2027                          41,198
         37,556    8.38%   10/15/2019                         40,747
         89,050    8.40%   2/15/2019                          96,691
        100,342    8.40%   6/15/2019                         108,951
         29,505    8.40%   9/15/2019                          32,036
         49,359    8.40%   2/15/2020                          53,354
          9,694    8.50%   12/15/2011                         10,399
         41,991    8.50%   1/15/2012                          45,495
          5,583    8.50%   4/15/2015                           6,103
         41,785    8.50%   4/15/2015                          45,680
        129,051    8.50%   9/15/2016                         140,847
         31,089    8.50%   1/15/2017                          34,034
         70,416    8.50%   12/15/2021                         76,324
         55,591    8.50%   12/15/2021                         60,248
          8,604    8.50%   7/20/2022                           9,271
         65,999    8.50%   10/20/2022                         71,114
         28,769    8.50%   9/20/2024                          31,022
         64,245    8.50%   3/20/2025                          69,408
        151,273    8.50%   12/20/2026                        164,746
         25,540    8.50%   8/15/2030                          28,539
      2,191,617    8.50%   7/15/2032                       2,448,471
         42,862    8.60%   6/15/2018                          45,899
         38,468    8.63%   10/15/2018                         41,241
          2,069    8.75%   11/15/2009                          2,142
         11,534    8.75%   6/15/2011                          12,355
         74,937    8.75%   11/15/2011                         80,269
         11,453    8.75%   12/15/2011                         12,268
          2,394    9.00%   11/15/2009                          2,480
            246    9.00%   12/15/2009                            250
         21,243    9.00%   5/15/2011                          22,806
         17,761    9.00%   5/15/2011                          19,067
         24,738    9.00%   6/15/2011                          26,558
         23,592    9.00%   7/15/2011                          25,328
         27,826    9.00%   8/15/2011                          29,874

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
          9,541    9.00%   8/15/2011                          10,315
         23,973    9.00%   9/15/2011                          25,736
         38,009    9.00%   9/15/2011                          40,805
         18,801    9.00%   9/15/2011                          20,184
         21,897    9.00%   10/15/2011                         23,508
         73,384    9.00%   7/15/2015                          79,469
         26,499    9.00%   8/15/2015                          28,696
        287,000    9.00%   12/15/2016                        310,812
         23,663    9.00%   1/15/2017                          26,039
        190,975    9.00%   7/15/2017                         210,155
        186,301    9.00%   11/15/2024                        201,790
         89,889    9.00%   4/15/2026                          97,411
         19,955    9.10%   5/15/2018                          21,657
          2,364    9.25%   11/15/2009                          2,455
          2,467    9.25%   1/15/2010                           2,617
          5,387    9.25%   4/15/2010                           5,715
          8,752    9.25%   11/15/2010                          9,284
         25,187    9.25%   11/15/2011                         27,278
          1,868    9.50%   10/15/2009                          1,890
          2,131    9.50%   10/15/2009                          2,156
          2,481    9.50%   11/15/2009                          2,578
          5,898    9.50%   1/15/2010                           6,265
          1,757    9.50%   2/15/2010                           1,818
          1,496    9.50%   4/15/2010                           1,569
          5,089    9.50%   8/15/2010                           5,406
          7,857    9.50%   11/15/2010                          8,346
          4,692    9.50%   1/15/2011                           5,092
         27,774    9.50%   3/15/2011                          30,147
         11,907    9.50%   3/20/2016                          12,994
         35,455    9.50%   11/20/2016                         38,690
          1,701    9.50%   12/20/2017                          1,854
          3,545    9.50%   4/20/2018                           3,871
          1,305    9.50%   5/20/2018                           1,425
         27,574    9.50%   6/20/2018                          30,107
         26,953    9.50%   7/20/2018                          29,428
         16,448    9.50%   8/20/2018                          17,959
         32,414    9.50%   9/20/2018                          35,391
         37,940    9.50%   9/20/2018                          41,425
         10,857    9.50%   9/20/2018                          11,854
         16,883    9.50%   8/20/2019                          18,460
          2,279    9.50%   10/20/2019                          2,492
            445    9.75%   8/15/2009                             464
          3,042    9.75%   9/15/2009                           3,171
         26,661    9.75%   8/15/2010                          28,407
         10,646    9.75%   11/15/2010                         11,343
         31,918    9.75%   12/15/2010                         34,008
         29,021    9.75%   1/15/2011                          31,494
         26,595    9.75%   1/15/2011                          28,862
         11,681    9.75%   10/15/2012                         12,881
          5,469    9.75%   10/15/2012                          6,030
          5,360    9.75%   11/15/2012                          5,910
         15,889    9.75%   11/15/2012                         17,520
         15,527    9.75%   11/15/2012                         17,122
          9,302    9.75%   11/15/2012                         10,257
            215    10.00%  11/15/2009                            219
            666    10.00%  6/15/2010                             710
         20,163    10.00%  6/15/2010                          21,511
          4,758    10.00%  7/15/2010                           5,076
          3,086    10.00%  7/15/2010                           3,293
          5,130    10.00%  11/15/2010                          5,473
         25,829    10.00%  3/20/2016                          28,082
         13,838    10.00%  11/15/2017                         15,051
         28,033    10.00%  2/15/2019                          30,341
         14,765    10.00%  2/20/2019                          15,922
         14,285    10.00%  3/20/2019                          15,404

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
         14,098    10.00%  5/20/2019                          15,202
        124,058    10.00%  10/15/2019                        137,305
         26,983    10.00%  11/15/2019                         29,204
         28,917    10.00%  12/15/2020                         31,319
         64,232    10.00%  6/15/2021                          69,516
          2,725    10.25%  11/15/2011                          2,927
         11,164    10.25%  1/15/2012                          12,157
          4,542    10.25%  7/15/2012                           4,946
          7,539    10.50%  9/15/2015                           8,335
            789    10.50%  8/20/2017                             851
         13,333    10.50%  11/15/2018                         14,827
         24,437    10.50%  6/15/2019                          27,156
        152,099    10.50%  2/15/2020                         168,871
        331,593    10.50%  12/15/2020                        365,875
        122,094    10.50%  8/15/2021                         135,625
            484    10.75%  1/15/2010                             509
            432    10.75%  7/15/2011                             464
          9,574    11.25%  9/15/2010                          10,111
          8,172    11.25%  3/15/2011                           8,833
         13,027    11.25%  4/15/2011                          14,081
          3,287    11.25%  5/15/2011                           3,553
         14,343    11.25%  7/15/2011                          15,503
          2,806    11.25%  7/15/2011                           3,033
          3,474    11.25%  10/15/2011                          3,755
         41,360    11.50%  8/15/2018                          45,031
                                                   ------------------
                                                          59,000,193
                                                   ------------------

Total mortgage pass-through securities                   248,600,935
    (cost: $243,928,250)                           ------------------


TAXABLE MUNICIPAL SECURITIES (0.1%) (2)
        370,000  Bernalillo Multifamily Rev. Series
                   1998A, 7.50%, 9/20/20                     388,600
                                                   ------------------

    (cost: $380,814)

U.S. TREASURY / FEDERAL AGENCY SECURITIES (1.3%) (2)

      1,000,000  Fed. Farm Credit Bureau, 5.77%, 1/15/20   1,063,726
      2,000,000  U.S. Treasury Note, 2.75%, 2/15/19        1,873,120
                 U.S. Treasury Strips, Zero Coupon:
      1,350,000    5.22% effective yield, 5/15/20            839,056
      4,000,000    5.45% effective yield, 5/15/30          1,572,648
                                                   ------------------

Total U.S. Treasury / Federal Agency securities            5,348,550
    (cost: $5,346,558)                             ------------------



COLLATERALIZED MORTGAGE OBLIGATIONS (35.2%) (2)
    FEDERAL HOME LOAN MORTGAGE CORP.:
         Par ($)   Coupon  Maturity                    Fair Value ($)(1)
         -------   ------  --------                    -----------------
        329,281    4.00%   11/15/2014                        335,666
      1,927,527    4.00%   5/31/2025                       1,895,640
        186,659    4.00%   12/15/2032                        185,116
        380,177    4.00%   3/15/2034                         381,137
        578,237    4.75%   9/15/2035                         597,192
        500,000    5.50%   7/15/2031                         516,594
        596,576    5.50%   2/15/2034                         613,945
        115,354    6.00%   9/15/2021                         121,649
        104,090    6.50%   2/15/2030                         110,595
        694,101    6.50%   2/15/2032                         742,911
        239,699    6.50%   7/15/2032                         256,548
        209,856    6.70%   9/15/2023                         220,562

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
        520,058    6.95%   3/15/2028                         555,343
        223,622    7.00%   12/15/2020                        237,703
        108,892    7.00%   3/15/2021                         117,110
        834,650    7.00%   9/15/2021                         887,207
         72,240    7.00%   11/15/2022                         77,692
      3,393,467    7.00%   3/25/2023                       3,405,275
        133,934    7.00%   4/15/2023                         141,136
        337,346    7.00%   5/15/2023                         362,805
        412,000    7.00%   7/15/2023                         443,093
        158,951    7.00%   3/15/2024                         170,834
      1,961,370    7.00%   8/15/2029                       2,111,722
        405,478    7.00%   7/15/2031                         431,970
        287,339    7.50%   6/15/2017                         310,085
        519,289    7.50%   10/15/2021                        558,479
      1,287,025    7.50%   7/15/2022                       1,384,356
      1,665,975    7.50%   3/15/2023                       1,791,964
      5,862,826    7.50%   4/15/2023                       6,306,202
      1,362,823    7.50%   6/15/2030                       1,465,886
        674,136    7.50%   9/15/2030                         679,878
        182,368    7.50%   9/15/2030                         183,113
         45,255    8.00%   3/15/2021                          49,208
        501,278    8.00%   7/15/2021                         539,500
        150,432    8.00%   11/25/2022                        163,454
         59,830    8.00%   3/15/2023                          64,374
         98,089    8.00%   4/25/2024                         105,538
        152,831    8.00%   2/15/2027                         163,234
        728,636    8.00%   11/20/2029                        791,399
        801,470    8.00%   1/15/2030                         860,464
        726,822    8.30%   11/15/2020                        787,512
        290,401    8.50%   10/15/2022                        319,713
        870,827    8.50%   6/15/2025                         943,979
        330,292    8.50%   3/15/2032                         360,648
         17,263    9.15%   10/15/2020                         18,779
        942,595    9.50%   2/15/2020                       1,021,457
        114,605    10.00%  6/15/2020                         125,779
                                                   ------------------
                                                          33,914,446
                                                   ------------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION:
         Par ($)   Coupon  Maturity                    Fair Value ($)(1)
         -------   ------  --------                    -----------------
        163,854    3.50%   3/25/2033                         160,884
        510,633    3.50%   3/25/2033                         501,014
        825,748    3.50%   8/25/2033                         801,343
         31,740    4.00%   3/25/2033                          31,951
        133,537    5.00%   8/25/2022                         138,351
        142,711    5.40%   3/25/2044                         153,481
        886,930    5.50%   1/25/2037                         901,007
        160,093    6.09%   9/25/2029                         155,939
        200,000    6.28%   10/27/2031                        192,763
      1,708,322    6.47%   5/25/2032                       1,690,925
        487,120    6.50%   9/25/2033                         502,196
      1,416,135    6.51%   8/25/2037                       1,451,711
        443,541    6.83%   7/25/2031                         418,794
         56,962    6.85%   12/18/2027                         61,220
         80,363    7.00%   1/25/2021                          87,325
        140,852    7.00%   7/25/2022                         152,734
        147,239    7.00%   11/25/2022                        159,377
         39,029    7.00%   12/25/2022                         42,292
         45,696    7.00%   6/25/2023                          49,501
      1,349,250    7.00%   1/25/2038                       1,334,936
      1,204,832    7.00%   6/25/2042                       1,307,243
         98,777    7.00%   2/25/2044                         107,173
        384,873    7.00%   7/25/2044                         415,663
        401,028    7.00%   8/25/2044                         435,304
        337,546    7.00%   11/25/2030                        348,172
        976,308    7.13%   1/17/2037                         975,733
      1,955,062    7.27%   8/25/2028                       2,001,494

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
      1,237,794    7.50%   6/19/2030                       1,337,591
        114,116    7.50%   8/20/2027                         122,496
      1,536,772    7.50%   6/25/2032                       1,660,675
      1,611,714    7.50%   6/25/2032                       1,741,658
      2,293,279    7.50%   11/25/2040                      2,478,174
      2,101,160    7.50%   12/25/2041                      2,270,566
      1,654,540    7.50%   1/25/2042                       1,787,938
        880,831    7.50%   2/25/2042                         943,040
      2,003,033    7.50%   6/25/2042                       2,164,528
      3,026,489    7.50%   7/25/2042                       3,270,499
        307,758    7.50%   10/25/2042                        332,571
      4,125,398    7.50%   11/25/2043                      4,458,008
      5,407,281    7.50%   6/25/2044                       5,843,243
      7,161,431    7.50%   1/25/2048                       7,720,917
         30,329    7.70%   3/25/2023                          33,531
        313,051    7.80%   6/25/2026                         354,044
        146,686    8.00%   7/25/2022                         159,292
        160,916    8.00%   7/25/2022                         174,041
        100,000    8.00%   7/18/2027                         114,253
        336,477    8.00%   7/25/2044                         363,711
         23,482    8.20%   4/25/2025                          24,640
         17,122    8.50%   1/25/2021                          19,097
         17,884    8.50%   4/25/2021                          18,575
        184,443    8.50%   9/25/2021                         200,293
         73,491    8.50%   1/25/2025                          80,336
      5,508,354    8.50%   6/18/2027                       6,152,167
      1,684,427    8.50%   6/25/2030                       1,829,183
        585,786    8.50%   6/25/2030                         631,386
         30,487    8.70%   12/25/2019                         32,759
         43,359    8.75%   9/25/2020                          46,909
        161,952    8.95%   10/25/2020                        181,515
        329,025    9.00%   7/25/2019                         366,500
        174,438    9.00%   12/25/2019                        194,673
         15,515    9.00%   3/25/2020                          17,120
         77,778    9.00%   5/25/2020                          84,263
         39,384    9.00%   6/25/2020                          42,535
        115,464    9.00%   6/25/2020                         126,739
         18,160    9.00%   7/25/2020                          20,302
        115,600    9.00%   9/25/2020                         129,993
         63,637    9.00%   10/25/2020                         69,106
        891,575    9.00%   1/25/2021                         969,030
        141,008    9.00%   3/1/2024                          161,469
        898,653    9.00%   11/25/2028                        976,005
        111,239    9.05%   12/25/2018                        124,091
      4,282,774    9.05%   2/25/2044                       4,652,163
        107,288    9.25%   1/25/2020                         120,874
         85,576    9.50%   12/25/2018                         95,407
        181,561    9.50%   3/25/2020                         203,422
         36,433    9.50%   4/25/2020                          40,140
        165,494    9.50%   11/25/2020                        180,130
        207,522    9.50%   11/25/2031                        224,513
      3,192,475    9.50%   10/25/2041                      3,629,444
        102,514    9.50%   12/25/2041                        112,958
      2,398,757    9.60%   6/25/2032                       2,712,583
        242,702    9.60%   3/25/2020                         275,312
                                                   ------------------
                                                          76,654,934
                                                   ------------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
         Par ($)   Coupon  Maturity                    Fair Value ($)(1)
         -------   ------  --------                    -----------------
         55,640    7.00%   4/16/2026                          60,051
        196,820    7.50%   6/20/2026                         211,274
        349,654    7.50%   5/16/2027                         378,828
      3,224,336    8.00%   10/16/2029                      3,595,608
        536,567    8.00%   1/16/2030                         578,100
      1,156,006    8.00%   1/16/2030                       1,259,970
        836,186    8.00%   3/16/2030                         928,600

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)

---------------------------------------------------------------------

---------------------------------------------------------------------
      2,746,093    8.50%   9/20/2030                       2,807,301
        105,086    8.50%   2/20/2032                         116,005
                                                   ------------------
                                                           9,935,737
                                                   ------------------
    VENDEE MORTGAGE TRUST:
         Par ($)   Coupon  Maturity                 Fair Value ($)(1)
         -------   ------  --------                 -----------------
        110,236    5.63%   2/15/2024                         115,851
      1,528,960    6.00%   2/15/2030                       1,641,243
     10,527,063    6.50%   12/15/2028                     11,273,826
      3,853,934    7.00%   3/15/2028                       4,163,455
        794,463    7.25%   9/15/2025                         860,751
      1,834,190    7.75%   5/15/2022                       2,005,573
      8,764,202    8.21%   3/15/2025                       9,525,592
        267,715    8.29%   12/15/2026                        292,981
                                                   ------------------
                                                          29,879,272
                                                   ------------------

Total collateralized mortgage obligations                150,384,389
    (cost: $149,143,506)                           ------------------


SHORT-TERM SECURITIES (8.6%) (2)
                   U.S. Treasury Bills:
      5,000,000       7/23/09                              4,999,687
      8,000,000       7/30/09                              7,999,120
      5,000,000       8/6/09                               4,999,430
     18,524,381    Dreyfus Cash Mgmt. Fund, 0.15%         18,524,381
                                                   ------------------

Total short-term securites                                36,522,618
                                                   ------------------
    (cost: $36,522,618)

Total investments in securities
    (cost: $435,321,746)                                $441,245,092
                                                   ==================

Other Assets and Liabilities, Net (-3.42%)               (14,573,834)

                                                   ------------------
Total Net Assets                                        $426,671,258
                                                   ==================

                                                   ------------------
Aggregate Cost                                           435,321,746
                                                   ------------------

Gross Unrealized Appreciation                              7,145,692
Gross Unrealized Depreciation                             (1,222,346)
                                                   ------------------
Net Unrealized Appreciation(Depreciation)                  5,923,346
                                                   ==================

Notes To Schedule of Investments:
---------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                     INVESTMENTS IN SECURITIES
VALUATION INPUTS                                             AT VALUE
                                                    ----------------------------
Level 1 - Quoted Prices                                              $18,524,381
Level 2 - Other Significant Observable Inputs                       $422,720,711
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                               $142,233,360
================================================================================

(2) Percentage figures indicate percentage of total net assets.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:      /s/Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    July, 22, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    July, 22, 2009


By:      /s/Roger J. Sit
         ----------------------------
         Roger J. Sit
         President

Date:    July, 22, 2009